OTHER OPERATING INCOME - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	£ (82)	£ (38)	£ (57)
Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss	7	(12)	(11)
Hedge ineffectiveness	(31)	22	19
Net gain on sale of financial assets at fair value through other comprehensive income	1	0	0
Income from operating lease assets	124	113	117
Other	(3)	8	67
Other operating income (expense)	16	93	135
Exchange rate differences in the consolidated income statement on items not at fair value through profit or loss	562	495	1,288
These are principally offset by related releases from the cash flow hedge reserve:	(536)	(500)	(1,248)
Deposits by banks
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(47)	(16)	(24)
Debt securities
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(34)	(22)	(32)
Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss	£ 1	£ 7	£ 5